Film costs (Tables)	12 Months Ended
Mar. 31, 2019
Other Industries [Abstract]
Summary of Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2018	2019
Motion picture productions:
Released	81,755	87,158
Completed and not released	1,728	3,189
In production and development	78,868	130,736
Television productions:
Released	127,790	144,316
In production and development	1,174	9,147
Broadcasting rights	72,125	70,401
Less: current portion of broadcasting rights included in inventories	(35,795)	(35,942)

Film costs	327,645	409,005